Class N [Member] Expense Example	Dec. 31, 2025 USD ($)
Class N and Class Z | AMG Yacktman Fund | Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,248
Class N and Class Z | AMG Yacktman Fund | Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	774
Class N [Member] | AMG Yacktman Special Opportunities Fund | Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	467
Expense Example, with Redemption, 5 Years	830
Expense Example, with Redemption, 10 Years	$ 1,851